Borrowings - Summary of Short-term Borrowings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 128,300	₩ 153,100
Shinhan Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	113,300	120,300
Standard Charted Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings		8,000
Korea Development Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	12,000	20,800
Indutrial Bank of Korea [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings		1,000
SooHyup Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 3,000	₩ 3,000
Short-term borrowings [member] | Shinhan Bank [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	2.99%
Short-term borrowings [member] | Shinhan Bank [Member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	4.41%
Short-term borrowings [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	3.97%
Short-term borrowings [member] | SooHyup Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rates	4.22%